Long-term assets - E.4.2. Millicom’s assets held for sale (Details) $ in Millions					12 Months Ended
	Sep. 04, 2024 USD ($) tower	Mar. 14, 2024 USD ($) tower	Feb. 26, 2024 USD ($) operator arrangement	Jan. 24, 2024 USD ($) tower	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2025 tower	Oct. 28, 2024 tower
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Assets held for sale					$ 627	$ 0
Liabilities directly associated with assets held for sale					709	0
Net assets held for sale / book value					(83)
Number of joint arrangement | arrangement			2
Other operating income (expenses), net					54	$ 10	$ (2)
Number of operators | operator			2
Lati International S.A and other assets
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Number of wireless communication towers | tower									7,000
NetCo (UNIRED)
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Other operating income (expenses), net			$ 28
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement			$ 3
Disposal groups classified as held for sale | Towers sale in Colombia related to the third batch
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Assets held for sale					1
Liabilities directly associated with assets held for sale					1
Disposal groups classified as held for sale | Mobile network sharing agreement in Colombia
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Assets held for sale					613
Liabilities directly associated with assets held for sale					698
Disposal groups classified as held for sale | Towers sale (including certain lease transfers) in Nicaragua
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Assets held for sale					13
Liabilities directly associated with assets held for sale					$ 10
Disposal groups classified as held for sale | Lati International S.A and other assets
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Number of wireless communication towers expected to be sold | tower									400
Colombia Móvil S.A. E.S.P. | NetCo (UNIRED)
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Proportion of ownership interest in joint operation			50.00%
Colombia Móvil S.A. E.S.P. | Unión Temporal (UT)
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Proportion of ownership interest in joint operation			50.00%
Disposal of proportion of ownership interest in joint operation			50.00%
Colombia Móvil S.A. E.S.P. | Disposal groups classified as held for sale
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Number of wireless communication towers | tower	250	759		1,132
Consideration received				$ 77
Contingent consideration				$ 26
Revenue from sale of telecommunication equipment	$ 13	$ 38
Current receivables from sale of properties	4	13
Sale and leaseback agreement, lease obligation	$ 16	$ 48
Colombia Móvil S.A. E.S.P. | Disposal groups classified as held for sale | Forecast
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Number of wireless communication towers | tower								123
Telefonica Colombia (Coltel) | NetCo (UNIRED)
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Proportion of ownership interest in joint operation			50.00%
Telefonica Colombia (Coltel) | Unión Temporal (UT)
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Proportion of ownership interest in joint operation			50.00%